Balances and Transactions with Interested and Related Parties - Schedule of Balances with Interested and Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	$ 9,825	$ 8,200
Loan
Key management personnel [Member]
Schedule of Balances with Interested and Related Parties [Line Items]
Loan		66
Balances with interested and related parties [Member]
Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	533	33
Loan
Balances with interested and related parties [Member] | Key management personnel [Member]
Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	753	$ 725
Loan	$ 24